ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

December 15, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:           PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 115 to the Registration Statement

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of PNC Funds (the “Trust”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 115 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 116 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed for registration of PNC International Growth Fund as a new series of the Trust and relates only to the PNC International Growth Fund.

Pursuant to the provisions of Rule 485(a)(2) under the 1933 Act, it is intended that this Amendment become effective 75 days after filing.

Please direct any questions you may have with respect to this filing to me at (212) 596-9772.

Sincerely,

/s/ Adam Lovell
Adam Lovell

cc:                      Jeremy Smith, Ropes & Gray LLP